Fair value measurement - Warrants, assumptions used (Details)	Dec. 31, 2024 $ / shares Y	Dec. 31, 2023 $ / shares Y
Risk-free rate
Assumptions used for valuation
Significant unobservable input, liabilities	0.0402	0.0439
Warrant expected life
Assumptions used for valuation
Significant unobservable input, liabilities | Y	3.5	4.5
Expected volatility
Assumptions used for valuation
Significant unobservable input, liabilities	0.4923	0.5335
Expected dividend yield
Assumptions used for valuation
Significant unobservable input, liabilities	0	0
Share price
Assumptions used for valuation
Significant unobservable input, liabilities | $ / shares	10.62	12.36